Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of exploration and evaluation assets [abstract]
Disclosure of detailed information about deferred exploration costs [Table Text Block]
	Balance, December 31,	Change in year	Balance, December 31,	Change in year	Balance, December 31,
	2018 $	2019 $	2019 $	2020 $	2020 $
Turnagain Nickel Cobalt Project
Mineral property interests	179,500	—	179,500	—	179,500
Assays and testing	2,299,514	40,236	2,339,750	20,122	2,359,872
Claims renewal / staking	471,644	7,555	479,199	—	479,199
Drilling	14,343,279	18,478	14,361,757	—	14,361,757
Environmental studies	1,671,686	143,935	1,815,621	87,097	1,902,718
Exploration data management	955,078	10,142	965,220	12,296	977,516
First Nations	221,024	29,444	250,468	25,476	275,944
Geochemistry	111,066	—	111,066	—	111,066
Geological and engineering services	9,606,491	903,283	10,509,774	749,601	11,259,375
Geophysical services	801,643	—	801,643	52,436	854,079
Metallurgy	4,124,650	437,133	4,561,783	347,011	4,908,794
Petrographic work	43,957	—	43,957	—	43,957
Project management	106,015	—	106,015	—	106,015
Survey, mapping and camp	2,574,205	196,228	2,770,433	122,350	2,892,783
Transportation	2,877,751	107,190	2,984,941	15,504	3,000,445
Advances	—	71,645	71,645	(71,645)	—
Cost recovery	(56,480)	—	(56,480)	—	(56,480)
Asset retirement obligations	—	200,000	200,000	75,000	275,000
Property impairments	(33,058,924)	—	(33,058,924)	—	(33,058,924)
BC refundable mining exploration tax credits	(3,100,268)	(108,226)	(3,208,494)	(19,978)	(3,228,472)
Federal non-refundable mining tax credits, net of valuation allowance	(61,185)	—	(61,185)	—	(61,185)
Book value at date of sale of net smelter royalty	(1,777,377)	—	(1,777,377)	—	(1,777,377)
	2,333,269	2,057,043	4,390,312	1,415,270	5,805,582

Brazil Project
Claims renewal / staking	—	—	—	3,258	3,258

	2,333,269	2,057,043	4,390,312	1,418,528	5,808,840